AXA PREMIER VIP TRUST

CLASS K SHARES

SUPPLEMENT DATED JANUARY 27, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a name change for a sub-adviser of the Multimanager Aggressive Equity Portfolio.

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Goodman & Co. NY Ltd. has changed its name to GCIC US Ltd. Therefore, all references to Goodman & Co. NY Ltd. are hereby replaced with GCIC US Ltd.

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